RELATED-PARTY TRANSACTIONS - Key management share ownership (Details) - shares	Apr. 22, 2020	Dec. 31, 2019	Dec. 31, 2018
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Total share ownership		7,693,178,000	9,113,702,000
Directors
Disclosure of transactions between related parties [line items]
Total share ownership		6,710,926	7,944,068
Neal Froneman
Disclosure of transactions between related parties [line items]
Total share ownership	5,167,082	4,858,723	4,555,954
Percentage of shares		0.18%	0.20%
Charl Keyter
Disclosure of transactions between related parties [line items]
Total share ownership	1,846,767	1,673,316	1,530,119
Percentage of shares		0.06%	0.07%
Tim Cumming
Disclosure of transactions between related parties [line items]
Total share ownership		242	106
Barry Davison
Disclosure of transactions between related parties [line items]
Total share ownership			1,567,710
Percentage of shares			0.07%
Rick Menell
Disclosure of transactions between related parties [line items]
Total share ownership		108,625	108,625
Sello Moloko
Disclosure of transactions between related parties [line items]
Total share ownership			111,534
Keith Rayner
Disclosure of transactions between related parties [line items]
Total share ownership		68,992	68,992
Sue van der Merwe
Disclosure of transactions between related parties [line items]
Total share ownership		1,028	1,028
Chris Bateman
Disclosure of transactions between related parties [line items]
Total share ownership	130,988	32,747	32,747
Shadwick Bessit [Member]
Disclosure of transactions between related parties [line items]
Total share ownership	124,707	31,652	219,782
Percentage of shares			0.01%
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Total share ownership	283,079	184,311	114,744
Percentage of shares		0.01%	0.01%
Dawie Mostert
Disclosure of transactions between related parties [line items]
Total share ownership	27,118	38,975	50,743
Themba Nkosi
Disclosure of transactions between related parties [line items]
Total share ownership	89,290	796	19,107
Wayne Robinson
Disclosure of transactions between related parties [line items]
Total share ownership	184,333	73,292	39,321
Richard Stewart
Disclosure of transactions between related parties [line items]
Total share ownership	495,303	362,747	421,653
Percentage of shares		0.01%	0.02%
Robert Van Niekerk
Disclosure of transactions between related parties [line items]
Total share ownership	501,057	257,732	271,537
Percentage of shares		0.01%	0.01%